CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 281	$ 518
Accounts receivable	882	1,677
Prepaids and other current assets	61	63
Total current assets	1,224	2,258
Investment in CPEC LLC	32	32
Total assets	1,256	2,290
LIABILITIES AND STOCKHOLDER'S DEFICIT
Accounts payable and accrued expenses	2,272	2,144
Total current liabilities	2,272	2,144
Warrant liability	19,319	23,405
Total liabilities	21,591	25,549
Stockholder's deficit:
Series A nonredeemable convertible preferred stock, 1,250,000 shares authorized as of September 30, 2012 and 2011, respectively; no shares issued and outstanding as of September 30, 2012 and 2011, respectively	0	0
Series B nonredeemable convertible preferred stock, 1,600,000 and 600,000 shares authorized as of September 30, 2012 and 2011, respectively; 526,080 and 526,080 shares issued and outstanding as of September 30, 2012 and 2011, respectively	5	5
Common stock, $.01 par value per share, 200,000,000 shares authorized; 62,731,963 and 60,470,718 shares issued and outstanding at September 30, 2012 and 2011, respectively	627	605
Additional paid-in capital	159,747	158,543
Accumulated deficit	(180,714)	(182,412)
Total stockholder's deficit	(20,335)	(23,259)
Total liabilities and stockholder's deficit	$ 1,256	$ 2,290